Share Capital - Additional information (Details) - USD ($)			12 Months Ended
	Feb. 10, 2023	Jun. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 16, 2022	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Gross private placement equity offering fee			$ 4,141,000	$ 0	$ 0
Shares at year-end (in shares)			266,821,844	252,160,087
Stock issued under PIPE financing shares (in shares)		17,493,000
Dividends			$ 0	$ 0	0
Common stock held by subsidiary (in shares)			22,905,618
Cash and cash equivalents			$ 11,157,000	66,427,000	$ 17,556,000		$ 31,689,000
Cash and cash equivalents denominated in other currencies
Disclosure of classes of share capital [line items]
Cash and cash equivalents			$ 9,691,000	$ 56,050,000
Senior Bond Warrants
Disclosure of classes of share capital [line items]
Warrants issuable as a percentage of fully diluted ordinary shares						1.00%
Class A and Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Shares authorized value							$ 99,700,000
Number of shares authorized (in shares)							99,961,829
Common stock par or stated value per share (in dollars per share)							$ 0.01
Ordinary Shares | Private Placement
Disclosure of classes of share capital [line items]
Gross private placement equity offering fee	$ 4,100,000
Common stock par or stated value per share (in dollars per share)	$ 0.01
Proceeds from the issuance of common stock	$ 137,000,000
Sale of stock issue price (in dollars per share)	$ 11.57
Ordinary Shares | Exchange of Predecessor Ordinary Shares
Disclosure of classes of share capital [line items]
Capital reorganization event shares issued (in shares)		180,600,000
Ordinary Shares | Exchange of Class A OACB Ordinary Shares
Disclosure of classes of share capital [line items]
Capital reorganization shares issued (in shares)		5,000,000
Predecessor Earn Out Shares | Exchange of Predecessor Ordinary Shares
Disclosure of classes of share capital [line items]
Capital reorganization event shares issued (in shares)		38,330,000
Class A OACB Ordinary Shares | Exchange of Class A OACB Ordinary Shares
Disclosure of classes of share capital [line items]
Shares at year-end (in shares)		976,505
Class B OACB Ordinary Shares | Exchange of Class A OACB Ordinary Shares
Disclosure of classes of share capital [line items]
Shares at year-end (in shares)		6,250,000
OACB Earn Out Shares | Exchange of Class A OACB Ordinary Shares
Disclosure of classes of share capital [line items]
Capital reorganization shares issued (in shares)		1,250,000